SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and electronic equipment	15-33
Office furniture and equipment	6
Clinical and medical equipment	15
Leasehold improvement	The shorter of term of the lease or the useful life of the asset

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The following assumptions were applied in determining the compensation cost:

	Year ended December 31,
	2015	2014	2013

Risk-free interest rate	0.9-2.1%	0.7-2.8%	0.8-2.4%
Expected option term (years)	2.3-7	3-10	5.3-10
Expected price volatility	78-87%	65-89%	69-88%
Dividend yield	-	-	-
Weighted average grant date fair value	$4.10	$1.67	$7.76